GOODWILL AND INTANGIBLE ASSETS - Disclosure of key assumptions used to determine value (Details)	12 Months Ended
Dec. 31, 2022
Track Innovations Ltd
Disclosure of detailed information about intangible assets [line items]
Growth rate	3.00%
Discount rate	20.40%
Nayax Retail Ltd
Disclosure of detailed information about intangible assets [line items]
Growth rate	3.00%
Discount rate	20.60%
Weezmo
Disclosure of detailed information about intangible assets [line items]
Growth rate	3.00%
Discount rate	20.60%
Vendsys
Disclosure of detailed information about intangible assets [line items]
Growth rate	4.00%
Discount rate	12.00%